EXTINGUISHMENT OF LIABILITIES (Details) (USD $)	12 Months Ended
	Feb. 28, 2011	Feb. 28, 2009
Extinguishment of liabilities
Gain on extinguishment of liabilities	$ 134,370
Wuhan Jianghan School
Extinguishment of liabilities
Gain on extinguishment of liabilities	$ 134,370	$ 731,092